Loan Payable to Third Parties (Tables)	6 Months Ended
Jun. 30, 2024
Loan Payable to Third Parties
Schedule of Loan Payable to Third Parties
	June 30,	December 31,
	2025	2024
Loan payable to third parties (i)	$-	$1,027,734
Loan payable to third party (ii)	2,199,860	2,223,000
Total	$2,199,860	$3,250,734